CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Total 51job, Inc. shareholders' equity USD ($)	Total 51job, Inc. shareholders' equity CNY (¥)	Common shares USD ($) shares	Common shares CNY (¥) shares	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Statutory reserves USD ($)	Statutory reserves CNY (¥)	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income CNY (¥)	Retained earnings USD ($)	Retained earnings CNY (¥)	Non-controlling interests USD ($)	Non-controlling interests CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Dec. 31, 2013		¥ 3,331,119		¥ 48		¥ 1,316,713		¥ 8,456		¥ 1,541		¥ 2,004,361				¥ 3,331,119
Balance (in shares) at Dec. 31, 2013 | shares			59,144,055	59,144,055
Exercise of share options		64,549				64,549										64,549
Exercise of share options (in shares) | shares			736,010	736,010
Share-based compensation		81,380				81,380										81,380
Repurchase and retirement of common shares		(153,684)				(153,684)										(153,684)
Repurchase and retirement of common shares (in shares) | shares			(875,293)	(875,293)
Zero-strike call options in connection with issuance of convertible senior notes		(268,319)				(268,319)										(268,319)
Appropriation of statutory reserves								2,329				(2,329)
Foreign currency translation adjustments		(9)								(9)						(9)
Net income (loss)		438,910										438,910				438,910
Balance at Dec. 31, 2014		3,493,946		¥ 48		1,040,639		10,785		1,532		2,440,942				3,493,946
Balance (in shares) at Dec. 31, 2014 | shares			59,004,772	59,004,772
Exercise of share options		83,476				83,476										83,476
Exercise of share options (in shares) | shares			838,809	838,809
Share-based compensation		85,945				85,945										85,945
Repurchase and retirement of common shares		(157,272)				(157,272)										(157,272)
Repurchase and retirement of common shares (in shares) | shares			(898,950)	(898,950)
Appropriation of statutory reserves								2,447				(2,447)
Foreign currency translation adjustments		890								890						890
Net income (loss)		618,057										618,057		¥ (260)		617,797
Acquisition of a subsidiary														9,330		9,330
Balance at Dec. 31, 2015		4,125,042		¥ 48		1,052,788		13,232		2,422		3,056,552		9,070		¥ 4,134,112
Balance (in shares) at Dec. 31, 2015 | shares			58,944,631	58,944,631											58,944,631	58,944,631
Exercise of share options		160,493		¥ 1		160,492										¥ 160,493
Exercise of share options (in shares) | shares			1,117,754	1,117,754											1,117,754	1,117,754
Share-based compensation		86,070				86,070										¥ 86,070
Appropriation of statutory reserves								128				(128)
Foreign currency translation adjustments		984								984					$ 142	984
Unrealized gain on available-for-sale securities, net of tax effect of RMB9,625 in 2016		28,876								28,876					4,159	28,876
Net income (loss)		565,978										565,978		(791)	81,403	565,187
Balance at Dec. 31, 2016	$ 715,460	¥ 4,967,443	$ 7	¥ 49	$ 187,145	¥ 1,299,350	$ 1,924	¥ 13,360	$ 4,650	¥ 32,282	$ 521,734	¥ 3,622,402	$ 1,192	¥ 8,279	$ 716,652	¥ 4,975,722
Balance (in shares) at Dec. 31, 2016 | shares			60,062,385	60,062,385											60,062,385	60,062,385